Interim Condensed Consolidated Statement of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 [1]
Profit or loss [abstract]
Gross written premiums	$ 266,772	$ 236,501
Reinsurers’ share of insurance premiums	(80,078)	(65,879)
Net written premiums	186,694	170,622
Change in unearned premiums	(35,243)	(52,304)
Reinsurers’ share of change in unearned premiums	16,366	17,932
Net change in unearned premiums	(18,877)	(34,372)
Net premiums earned	167,817	136,250
Claims and claim adjustment expenses	(102,763)	(94,611)
Reinsurers’ share of claims	12,897	30,324
Net claims and claim adjustment expenses	(89,866)	(64,287)
Commissions earned	9,643	8,217
Policy acquisition costs	(39,032)	(34,087)
Net policy acquisition expenses	(29,389)	(25,870)
Net underwriting results	48,562	46,093
General and administrative expenses	(29,284)	(22,423)
Net investment income	9,330	3,052
Share of profit (loss) from associates	258	(439)
Impairment loss on insurance receivables	(1,121)	(2,178)
Other revenues	1,021	117
Other expenses	(1,438)	(605)
Listing related costs		(3,366)
Change in fair value of derivative financial liability	(3,795)	3,347
Loss on foreign exchange	(3,175)	(8,658)
Profit before tax	20,358	14,940
Income tax	(1,932)	(433)
Profit for the period	$ 18,426	$ 14,507
Earnings per share
Basic and diluted earnings per share attributable to equity holders (in Dollars per share)	$ 0.38	$ 0.33

[1]	The consolidated financial statements for the six months ended 30 June 2020 have been restated as per note 2.